Business combinations - Schedule of fair value of each major class of consideration (Details) $ in Millions	Dec. 31, 2022 USD ($)
Business Combination
Cash	$ 181
Equity instruments (8,173,375 ordinary shares) measured based on the listed share price of the Company at January 31, 2022 of $5.66 per share	46
Total Fair value Of considerations	$ 227